Provisions (Details) - Schedule of Provisions - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Provisions [Line Items]
Beginning balance	$ 793,412	$ 118,468	$ 153,978
Additions for subsidiaries’ acquisition		699,584
Foreign currency translation		(1,056)
Increases	4,571,448	4,566,198	2,212,397
Payments	(4,560,112)	(4,589,782)	(2,247,907)
Ending balance	804,748	793,412	118,468
Commissions, promotions and other [Member]
Provisions [Line Items]
Beginning balance	491,353	113,431	107,146
Additions for subsidiaries’ acquisition		360,280
Foreign currency translation		(135)
Increases	3,880,325	4,030,497	2,054,420
Payments	(3,810,487)	(4,012,720)	(2,048,135)
Ending balance	561,191	491,353	113,431
Bonuses and other employee benefits [Member]
Provisions [Line Items]
Beginning balance	26,403	4,537	46,540
Additions for subsidiaries’ acquisition
Foreign currency translation
Increases	19,025	74,764	140,436
Payments	(36,657)	(52,898)	(182,439)
Ending balance	8,771	26,403	4,537
Professional services fees [Member]
Provisions [Line Items]
Beginning balance	57,292	500	292
Additions for subsidiaries’ acquisition		62,990
Foreign currency translation
Increases	56,990	48,292	17,541
Payments	(66,487)	(54,490)	(17,333)
Ending balance	47,795	57,292	500
Other general provisions [Member]
Provisions [Line Items]
Beginning balance	218,364
Additions for subsidiaries’ acquisition		276,314
Foreign currency translation		(921)
Increases	615,108	412,645
Payments	(646,481)	(469,674)
Ending balance	$ 186,991	$ 218,364